CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 76,535	$ 135,562
Restricted cash	1,129
Inventories		108,623
Accounts receivable, net	13,491,494	16,679,694
Other receivables, net	4,704,455	2,976,482
Other receivables, related party	1,428,913
Prepayments, net	1,829,544	1,803,783
Total current assets	21,532,070	21,704,144
Non-current assets:
Operating lease, right-of-use asset	40,596	155,223
Prepayments	2,495,570	1,704,812
Property, plant and equipment, net	3,834,651	4,149,145
Intangible assets, net	4,650,972	6,916,107
Long-term investments	1,722,999	1,882,146
Total non-current assets	12,744,788	14,807,433
Total assets	34,276,858	36,511,577
Current liabilities:
Short-term loans - banks	1,261,944	860,915
Taxes payable	2,737,499	3,287,640
Accounts payable	885,530	959,198
Other payables and accrued liabilities	11,447,052	11,389,737
Other payables - related party	164,943	186,503
Operating lease liabilities - current	11,261	97,054
Customer deposits	899,979	1,500,677
Total current liabilities	17,408,208	18,281,724
Non-current liabilities:
Operating lease liability	31,041	62,057
Long-term loans banks		517,590
Long-term loans – related party	914,771
Convertible notes payable	1,393,499
Total other liabilities	2,339,311	579,647
Total liabilities	19,747,519	18,861,371
Shareholder’s equity
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 9,894,734 shares issued and outstanding as of December 31, 2022, 5,382,383 shares issued and outstanding as of December 31, 2021	98,947	53,824
Additional paid-in capital	44,145,826	36,281,992
Statutory reserves	2,143,252	2,143,252
Retained earnings	(35,113,598)	(25,748,542)
Accumulated other comprehensive loss	834,513	2,459,256
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	12,108,940	15,189,782
Non-controlling interests	2,420,399	2,460,424
Total Equity	14,529,339	17,650,206
Total liabilities and shareholders’ equity	$ 34,276,858	$ 36,511,577